                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Quarter Ended: June 30, 2000
                              -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      PO Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-3476
                      -------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Elizabeth Kirker               Rockland, DE        07/05/2000
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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

                                                GREENVILLE CAPITAL MANAGEMENT, INC.

                                                         FORM 13F REPORT

                                                   Quarter ending June 30, 2000

             COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ------------ ---------  --------  ----------------- ---------- --------- -----------------------
                                   TITLE OF                VALUE    SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           CLASS        CUSIP     (x$1000)  PRN AMT  PRN CALL   DSCRETN   MANAGERS   SOLE    SHARED   NONE
--------------------------------- ------------ ---------  --------  -------- --- ---- ---------- --------- -------- -------- -----

4 Front Technologies, Inc          Common      351042106   5,592,660   466,055             X
ATMI                               Common      00207R101  11,555,250   248,500             X
Aeroflex                           Common      007768104   6,989,789   140,675             X
American Software A                Common       29683109   2,550,456   497,650             X
Applica, Inc.                      Common      03815A106   4,617,197   408,150             X
Artesyn Technologies, Inc.         Common      043127109   8,248,409   296,572             X
Atmel Inc                          Common       49513104   8,307,200   225,280             X
C.R. Bard Inc.                     Common      067383109   9,978,141   207,338             X
Blue Rhino                         Common      095811105   2,639,864   327,425             X
Brooktrout, Inc.                   Common      114580103   4,495,011   206,075             X
Commscope, Inc.                    Common      203372107  10,137,250   247,250             X
Comstock Resouces                  Common      205768203     110,800    13,850             X
Convergys Corp                     Common      212485106  17,285,269   333,210             X
Cost Plus, Inc.                    Common      221485105   4,158,124   144,945             X
Dave and Busters, Inc.             Common      23833N104      37,500     6,000             X
ESS Technology, Inc                Common      269151106   4,827,412   332,925             X
Elantec Semiconductor, Inc         Common      284155108   8,586,503   123,325             X
Encore Wire                        Common      292562105      46,762     8,700             X
Epitope, Inc.                      Common      294261102   7,429,469   540,325             X
FMC Corp New                       Common      302491303       5,800       100             X
Flextronics International          Common      Y2573F102  14,959,451   217,790             X
Flooring America (formerly
  Maxim)                           Common      339756108       1,303     3,475             X
Hal Kinion & Associates            Common      406069104  13,012,695   390,625             X
Heidrick & Struggles Intl          Common      422819102  14,001,125   221,800             X
Impath                             Common      45255G101   6,950,781   128,125             X
Jabil Circuit                      Common      466313103   8,564,034   172,575             X
Jack in the Box, Inc               Common      463367109   9,488,603   385,324             X
Jakks Pacific, Inc.                Common      47012E106   4,474,781   303,375             X
Keane, Inc                         Common      486665102   3,949,806   182,650             X
Kenneth Cole Productions           Common      193294105   7,475,200   186,880             X
Lattice Semiconductor              Common      518415104   8,574,956   124,050             X
McNaughton Apparel Group           Common      582524104   3,873,450   368,900             X
Metron Technology, Inc.            Common      N5665B105   2,391,683   189,675             X
Mettler Toledo
  International Inc.               Common      592688105   8,211,640   205,291             X
Microsemi                          Common      595137100   6,212,259   183,050             X
Mobile Mini                        Common      60740F105   8,389,266   380,250             X
National Computer
  Systems, Inc                     Common      635519101   8,719,171   177,039             X
Network Associates                 Common      640938106   6,880,637   337,700             X
Nova Corporation                   Common      669784100   8,752,819   313,300             X
OSCA, Inc.                         Common      687836106   1,351,266    80,075             X
Outback Steakhouse, Inc.           Common      689899102   2,259,562    77,250             X
Parlex, Inc.                       Common      701630105   7,729,937   183,500             X
Pericom Semiconductor              Common      713831105   5,967,000    87,750             X
Playtex Products, Inc              Common      72813P100   7,495,945   662,625             X
Point of Sale, Ltd                 Common      M7945W108   7,073,517   301,201             X
Priority Healthcare                Common      74264T102     399,430     5,375             X
Progress Software                  Common      743312100   7,005,939   390,575             X
Prosoft Training.com               Common      7434T1101   6,902,792   410,575             X
QRS Corp                           Common      74726X105   5,230,584   212,950             X
RemedyTemp Inc.                    Common      759549108   4,790,319    85,925             X
RentWay                            Common      76009U104   4,841,506   165,876             X



Robotic Vision
  Systems, Inc.                    Common      76121R104   9,562,500   531,250             X
SPX Corp.                          Common      784635104   9,031,008    74,675             X
Silicon Storage Technology         Common      827057100   5,952,837   390,350             X
Spinnaker Exploration Co.          Common      84855W109   9,164,781   357,650             X
T/R Systems Inc.                   Common      87263U102     710,016   111,375             X
Taco Cabana                        Common      873425102   1,762,111   265,979             X
Titan Corp.                        Common      886266103  11,409,326   254,957             X
Transwitch Corp                    Common      894065101  16,261,631   210,677             X
Tyco                               Common      902124106         189         4             X
U.S. Oncology, Inc.                Common      90338W103      36,625     7,325             X
USINTERNETWORKING                  Common      917311805       3,066       150             X
Ultimate Software
  Group                            Common      90385D107   3,025,850   331,600             X
Veterinary Centers
  of America                       Common      925514101      56,031     4,075             X


[Repeat as necessary]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 N/A
                                                           --------------------

Form 13F Information Table Entry Total:                             62
                                                           --------------------

Form 13F Information Table Value Total:                    $ 390,506,294
                                                           --------------------
                                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]